Financial Instruments - Summary Of Sensitivity Analysis (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Market risk [member] | EMBR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	$ 10.5
Market risk [member] | EVEX [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(86.0)
Interest rate risk [member] | DI [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	87.7
Carrying amount of liabilities exposed to risk	(3.3)
Interest rate risk [member] | Euro Interbank Offered Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(1.2)
Interest rate risk [member] | Securities Industries And Financial Markets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(20.0)
Interest rate risk [member] | Secured Overnight Financing Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(127.5)
Interest rate risk [member] | TR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(7.4)
Currency risk [member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	105.2
Currency risk [member] | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	2.5
Currency risk [member] | Loans and Financing [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(23.7)
Currency risk [member] | Other liabilities [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(401.1)
Currency risk [member] | Derivative instruments [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(17.6)
Currency risk [member] | Other assets | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	264.4
Profit Or Loss [Member] | Market risk [member] | EMBR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.5
Profit Or Loss [Member] | Market risk [member] | EVEX [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(1.7)
Profit Or Loss [Member] | Interest rate risk [member] | DI [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	16.2
Carrying amount of liabilities exposed to risk	(0.6)
Profit Or Loss [Member] | Interest rate risk [member] | Euro Interbank Offered Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.2
Profit Or Loss [Member] | Interest rate risk [member] | Securities Industries And Financial Markets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	2.6
Profit Or Loss [Member] | Interest rate risk [member] | Secured Overnight Financing Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	16.7
Profit Or Loss [Member] | Interest rate risk [member] | TR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	(0.3)
Profit Or Loss [Member] | Currency risk [member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	(3.3)
Profit Or Loss [Member] | Currency risk [member] | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Profit Or Loss [Member] | Currency risk [member] | Loans and Financing [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.7
Profit Or Loss [Member] | Currency risk [member] | Other liabilities [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	12.5
Profit Or Loss [Member] | Currency risk [member] | Derivative instruments [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Profit Or Loss [Member] | Currency risk [member] | Other assets | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	(8.2)
Equity [Member] | Market risk [member] | EMBR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Market risk [member] | EVEX [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Interest rate risk [member] | DI [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	0.0
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Interest rate risk [member] | Euro Interbank Offered Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Interest rate risk [member] | Securities Industries And Financial Markets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Interest rate risk [member] | Secured Overnight Financing Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Interest rate risk [member] | TR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Currency risk [member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	0.0
Equity [Member] | Currency risk [member] | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Currency risk [member] | Loans and Financing [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Currency risk [member] | Other liabilities [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	0.0
Equity [Member] | Currency risk [member] | Derivative instruments [Member] | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of liabilities exposed to risk	6.3
Equity [Member] | Currency risk [member] | Other assets | Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of assets exposed to risk	$ 0.0